SHARE-BASED PAYMENTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Agent warrants
The number of shares covered by the warrants, ending	396,000
Exercise price per share of the warrants, ending	$ 2.35
The number of shares covered by the warrants granted during the year			396,000
Exercise price per share of the warrants granted during the year			$ 2.35
The number of shares covered by the warrants, ending	396,000		396,000
Exercise price per share of the warrants, ending	$ 0.623	[1]	$ 2.35

[1]	The exercise price was revised to $0.623 per share in July, 2022.